Loan from Third Parties - Schedule of Loan from Third Parties (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loan from a third party with 6% interest per annum [Member]
Schedule of Loan from Third Parties [Line Items]
Loan from a third party interest per annum	6.00%	6.00%
Loan from a third party with 8% interest per annum [Member]
Schedule of Loan from Third Parties [Line Items]
Loan from a third party interest per annum	8.00%	8.00%